Consolidated Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net loss per ordinary share, diluted loss	$ (0.45)	$ (3.02)
Weighted average number of shares outstanding, diluted loss per share	3,510,328	1,765,142